Restructuring (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011 Employees	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Workforce reduction, number of employees			80
Workforce reduction, percentage			6.00%
Restructuring charges	$ 2,800,000	$ 14,000,000	$ 16,876,000	$ 919,000	$ 3,544,000
Restructuring Reserve [Roll Forward]
Restructuring liability, beginning balance			0
Charges			11,952,000
Payments			(9,868,000)
Changes in foreign currency translation			(136,000)
Restructuring liability at December 31, 2011	1,948,000		1,948,000	0
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			18,000,000
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			25,000,000
Severance and Other Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			5,416,000
Restructuring Reserve [Roll Forward]
Charges			5,416,000
Payments			(3,899,000)
Severance and Other Termination Benefits [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			6,000,000
Severance and Other Termination Benefits [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			7,000,000
Contract Terminations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			5,977,000
Restructuring Reserve [Roll Forward]
Charges			5,977,000
Payments			(5,729,000)
Contract Terminations [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			6,000,000
Contract Terminations [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			8,000,000
Non-cash Asset Impairment Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			2,453,000
Non-cash Asset Impairment Charges [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			3,000,000
Excess and Obsolete Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			2,471,000
Excess and Obsolete Charges [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			2,500,000
Excess and Obsolete Charges [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			4,000,000
Legal and Professional Fees [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			303,000
Restructuring Reserve [Roll Forward]
Charges			303,000
Payments			(162,000)
Other Cash and Non-cash Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			256,000
Restructuring Reserve [Roll Forward]
Charges			256,000
Payments			(78,000)
Other Cash and Non-cash Charges [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			500,000
Other Cash and Non-cash Charges [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges			$ 3,000,000